As filed with the Securities and Exchange Commission on February 11, 2011

File Nos. 333-29337, 811-08257

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒

(Check appropriate box or boxes)

GE INSTITUTIONAL FUNDS

3001 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Joon Won Choe, Esq.

Senior Vice President, Associate General Counsel & Secretary

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 11th day of February, 2011.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael J. Cosgrove		02/11/11
Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)
/s/ John R. Costantino	Trustee	02/11/11
John R. Costantino*
/s/ Matthew J. Simpson	Trustee	02/11/11
Matthew J. Simpson
/s/ Robert P. Quinn	Trustee	02/11/11
Robert P. Quinn*
/s/ Eunice Tsang	Treasurer	02/11/11
Eunice Tsang	(Principal Financial Officer)

* Signature affixed by Joon Won Choe pursuant to a power of attorney dated October 30, 2007.

/s/ JOON WON CHOE		02/11/11
Joon Won Choe

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase